UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-06404)

American Strategic Income Portfolio Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/09

Date of reporting period:  05/31/09

Item 1. Schedule of Investments.

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio (ASP)	May 31, 2009

DESCRIPTION	DATE ACQUIRED	PAR	COST	VALUE ¶

(Percentages of each investment category relate to total net assets)
Whole Loans ∞ & — 69.9%
Commercial Loans — 52.4%
Advance Self Storage, Lincoln, NE, 6.13%, 1/1/11 ß	12/30/05	$1,410,161	$1,410,161	$1,397,493
Buca Restaurant, Maple Grove, MN, 8.63%, 1/1/11	12/27/00	825,384	825,384	833,638
Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17 ß	6/14/07	1,912,677	1,912,677	1,667,878
Hampden Medical Office, Englewood, CO, 7.38%, 10/1/12	9/9/02	1,527,719	1,527,719	1,326,924
Integrity Plaza Shopping Center, Albuquerque, NM, 7.88%, 7/1/12 ß	6/11/02	1,926,489	1,926,489	1,980,120
La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17 ß¶	6/28/07	1,250,000	1,250,000	1,131,572
La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17 ß ¶	6/28/07	2,000,000	2,000,000	2,000,533
Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 3/1/11 ß	2/28/06	1,577,474	1,577,474	1,587,868
Naples Boat Club, Naples, FL, 6.43%, 1/1/17 ß	12/28/06	1,693,728	1,693,728	1,548,085
Orchard Commons, Englewood, CO, 8.63%, 4/1/11	3/28/01	952,442	952,442	971,491
Palace Court, Santa Fe, NM, 6.68%, 11/1/11 ß ¶	10/2/06	1,890,508	1,890,508	1,599,514
Par 3 Office Building, Bend, OR, 6.63%, 8/1/13 ß¶	8/3/06	1,900,000	1,900,000	1,834,861
Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/11 ß	12/23/05	1,364,805	1,364,805	1,326,927
Rockwood Galleria, Gresham, OR, 7.25%, 2/1/11 ß	1/6/03	1,496,888	1,496,888	1,525,329
Stephens Center, Missoula, MT, 6.38%, 9/1/10 ß	4/20/06	1,807,320	1,807,320	1,821,427
The Storage Place, Marana, AZ, 6.65%, 1/1/13 ¶	12/20/07	3,200,000	3,200,000	3,071,266
			26,735,595	25,624,926

Multifamily Loans — 16.4%
Forest Club Apartments, Dallas, TX, 11.88%, 8/1/09 ¶	4/19/06	1,720,000	1,720,000	1,579,457
Franklin Woods Apartments, Franklin, NH, 5.88%, 3/1/10	2/24/95	725,733	725,733	724,938
Hunt Club Apartments, Waco, TX, 5.64%, 7/1/11 ß	6/3/04	1,159,399	1,159,399	1,145,153
Park Hollywood, Portland, OR, 7.38%, 6/1/12 ß	5/31/02	1,092,703	1,092,703	1,114,635
Spring Creek Gardens, Plano, TX, 3.62%, 1/1/09 ¶ r ♣ ◆	12/22/05	2,050,000	2,050,000	1,435,000
Vanderbilt Condominiums, Austin, TX, 8.04%, 10/1/09	9/29/99	1,064,746	1,064,746	1,064,746
Villa Bonita, Chez Royalle, Fitzhugh Apartments I, Dallas, TX, 7.88%, 4/1/10r	2/21/03	817,431	817,431	817,431
Villa Bonita, Chez Royalle, Fitzhugh Apartments II, Dallas, TX, 11.88%, 4/1/10	2/21/03	152,195	152,195	143,571
			8,782,207	8,024,931

Single Family Loans — 1.1%
American Portfolio, 1 loan, California, 4.88%, 10/18/15	7/18/95	19,249	18,336	19,827
Anivan, 1 loan, Maryland, 5.19%, 4/14/12	6/14/96	70,347	70,802	72,457
Bank of New Mexico, 1 loan, New Mexico, 6.23%, 3/31/10	5/31/96	32,401	31,801	33,373
Bluebonnet Savings & Loan, 6 loans, Texas, 6.66%, 8/31/10	5/22/92	106,369	97,453	108,782
Cross Roads Savings & Loan II, 1 loan, Oklahoma, 8.34%, 1/1/21 ◆	1/7/92	21,519	20,237	16,983
Fairbanks, 1 loan, Utah, 5.50%, 9/23/15	5/21/92	18,092	15,355	18,634
Knutson Mortgage Portfolio I, 2 loans, Maine and Montana, 9.37%, 8/1/17	2/26/92	127,183	121,361	130,999
McClemore, Matrix Funding Corporation, 1 loan, North Carolina, 10.50%, 9/30/12	9/9/92	41,476	39,403	42,721
Nomura III, 2 loans, California & New York, 8.20%, 4/29/17	9/29/95	65,296	59,024	67,255
Rand Mortgage Corporation, 1 loan, Texas, 9.50%, 8/1/17	2/21/92	31,006	25,461	31,936
			499,233	542,967
Total Whole Loans			36,017,035	34,192,824

Corporate Note ∞ ¶ — 7.3%
Fixed Rate — 7.3%
Stratus Properties V, 6.92%, 12/31/11	6/1/07	3,500,000	3,500,000	3,570,000

U.S. Government Agency Mortgage-Backed Securities — 12.8%
Fixed Rate — 12.8%
Federal Home Loan Mortgage Corporation,
5.50%, 1/1/18, #E93231 ■		442,798	452,353	465,334
9.00%, 7/1/30, #C40149		74,348	76,015	79,053
5.00%, 5/1/39, #G05430 ■		1,942,734	1,995,332	1,988,671

FIRST AMERICAN MORTGAGE FUNDS     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio (ASP)	May 31, 2009

DESCRIPTION	PAR/ SHARES	COST	VALUE ¶

Federal National Mortgage Association,
6.00%, 10/1/16, #610761 ■	$225,594	$228,471	$239,402
5.00%, 7/1/18, #724954 ■	1,060,792	1,059,757	1,106,013
6.50%, 6/1/29, #252497 ■	132,620	131,869	143,288
7.50%, 3/1/30, #495694	56,724	55,947	61,212
7.50%, 5/1/30, #535289 ■	27,991	27,197	30,837
8.00%, 5/1/30, #538266 ■	11,346	11,225	12,554
6.00%, 5/1/31, #535909 ■	247,944	249,134	262,330
6.50%, 11/1/31, #613339 ■	126,403	128,777	136,333
5.50%, 7/1/33, #720735 ■	1,695,056	1,677,695	1,760,033

Total U.S. Government Agency Mortgage-Backed Securities		6,093,772	6,285,060

Commercial Mortgage-Backed Securities — 21.6%
Other — 21.6%
Bear Stearns Commercial Mortgage Securities,
Series 2006-PW12, Class A4, 5.72%, 9/11/38 r	1,200,000	974,111	1,040,284
Series 2007-PW17, Class A4, 5.69%, 6/11/50	1,985,000	1,766,417	1,604,774
Series 2007-T28, Class A4, 5.74%, 9/11/42	1,200,000	933,264	973,763
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class A4, 5.23%, 7/15/44 r	2,357,000	1,501,929	2,080,936
GS Mortgage Securities Corporation II, Series 2006-GG8, Class A4, 5.56%, 11/10/39	2,900,000	1,998,358	2,355,553
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class A2, 6.15%, 4/15/41 r	1,875,000	1,375,588	1,564,041
Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.65%, 6/11/42 r	1,160,000	930,533	968,847

Total Commercial Mortgage-Backed Securities		9,480,200	10,588,198

Preferred Stocks — 19.6%
Real Estate Investment Trusts — 19.6%
AMB Property, Series L	26,560	597,940	411,680
AMB Property, Series M	5,600	139,850	90,944
BRE Properties, Series C	30,150	599,080	535,464
BRE Properties, Series D	2,400	47,688	42,360
Developers Diversified Realty, Series G	20,000	447,000	204,000
Developers Diversified Realty, Series H	12,060	247,230	113,726
Developers Diversified Realty, Series I	1,950	40,658	17,959
Duke Realty, Series J	2,100	52,246	27,846
Duke Realty, Series L	8,750	167,300	117,250
Duke Realty, Series M	26,120	532,400	375,083
Duke Realty, Series O	20,300	479,080	342,258
Equity Residential Properties, Series N	28,800	557,520	578,880
HRPT Properties Trust, Series B	8,171	212,725	140,950
National Retail Properties, Series C	25,000	527,500	494,000
ProLogis Trust, Series F	5,975	139,549	92,612
ProLogis Trust, Series G	3,800	79,800	58,900
PS Business Parks, Series H	22,060	389,700	409,213
PS Business Parks, Series I	4,240	83,401	75,684
PS Business Parks, Series K	25,000	578,750	524,000
PS Business Parks, Series M	12,060	248,436	224,919
PS Business Parks, Series P	3,750	71,887	66,450
Public Storage, Series A	6,000	144,291	128,580
Public Storage, Series C	5,000	100,000	102,950
Public Storage, Series E	14,200	263,000	294,792
Public Storage, Series F	9,300	231,105	183,210
Public Storage, Series I	12,060	262,305	275,571
Public Storage, Series K	8,000	174,000	182,320
Public Storage, Series X	3,000	74,330	58,980

FIRST AMERICAN MORTGAGE FUNDS     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio (ASP)	May 31, 2009

DESCRIPTION		SHARES	COST	VALUE ¶

	Public Storage, Series Z	11,500	$282,309	$220,800
	Realty Income, Series D	20,500	546,185	440,750
	Realty Income, Series E	37,060	714,246	715,258
	Regency Centers, Series C	22,060	482,737	424,655
	Regency Centers, Series E	24,060	483,600	418,885
	Simon Property Group, Series J	11,000	511,500	565,400
	Vornado Realty Trust, Series E	4,800	121,338	88,944
	Vornado Realty Trust, Series G	30,000	483,000	534,000

	Total Preferred Stocks		11,113,686	9,579,273

	Total Unaffiliated Investments		66,204,693	64,215,355

Short-Term Investment — 2.4%
	First American Prime Obligations Fund, Class Z Ø	1,168,457	1,168,457	1,168,457

	Total Investments ▲ — 133.6%		$67,373,150	$65,383,812

	Other Assets and Liabilities, Net — (33.6)%			(16,461,025)

	Total Net Assets — 100.0%			$48,922,787

¶
The fund’s investments in whole loans (single family, multifamily, and commercial) are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at fair value according to procedures adopted by the fund’s board of directors. Pursuant to these procedures, these investments are initially fair valued at cost as this approximates fair value and adjusted using a FAF Advisors pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans are determined no less frequently than weekly.  Although FAF Advisors believes the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans can only be determined in negotiations between the fund and third parties.

Security valuations for the fund’s investments (other than whole loans) are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end funds are valued at their respective net asset values on the valuation date.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value.

FIRST AMERICAN MORTGAGE FUNDS     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio (ASP)	May 31, 2009

The following investment vehicles, when held by the fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. ("FAF Advisors"), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available.   When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value.

As of May 31, 2009, the fund held fair valued securities with a value of $37,762,824 or 77.2% of total net assets.

∞	Securities purchased as part of a private placement which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid. These securities are fair valued in accordance with the board approved valuation procedures. See ¶ footnote above.

&	Interest rates on commercial and multifamily loans are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) on May 31, 2009. Interest rates and maturity dates disclosed on single family loans represent the weighted average coupon and weighted average maturity for the underlying mortgage loans as of May 31, 2009.

ß	Securities pledged as collateral for outstanding borrowings under a loan agreement with Massachusetts Mutual Life Insurance Company (“MMLIC”). On May 31, 2009, securities valued at $21,681,395 were pledged as collateral for the following outstanding borrowings:
			Accrued
	Amount	Rate*	Interest
	$8,600,000	5.00%	$35,833
	2,400,000	5.00%	10,000
	$11,000,000		$45,833

	* Interest rate as of May 31, 2009. Rate is based on the LIBOR plus 2.625% subject to a “floor” interest rate of 5.00% and reset monthly.

Description of collateral:
Advance Self Storage, Lincoln, NE, 6.13%, 1/1/11, $1,410,161 par
Copper Junction, Copper Mountain, CO, 6.38%, 7/1/17, $1,912,677 par
Hunt Club Apartments, Waco, TX, 5.64%, 7/1/11, $1,159,399 par
Integrity Plaza Shopping Center, Albuquerque, NM, 7.88%, 7/1/12, $1,926,489 par
La Costa Meadows Industrial Park I, San Marcos, CA, 6.78%, 7/1/17, $1,250,000 par
La Costa Meadows Industrial Park II, San Marcos, CA, 7.53%, 7/1/17, $2,000,000 par
Minikahda Mini Storage IV, Minneapolis, MN, 7.15%, 3/1/11, $1,577,474 par
Naples Boat Club, Naples, FL, 6.43%, 1/1/17, $1,693,728 par
Palace Court, Santa Fe, NM, 6.68%, 11/1/11, $1,890,508 par
Par 3 Office Building, Bend, OR, 6.63%, 8/1/13, $1,900,000 par
Park Hollywood, Portland, OR, 7.38%, 6/1/12, $1,092,703 par
Perkins Restaurant, Maple Grove, MN, 6.38%, 1/1/11, $1,364,805 par
Rockwood Galleria, Gresham, OR, 7.25%, 2/1/11, $1,496,888 par
Stephens Center, Missoula, MT, 6.38%, 9/1/10, $1,807,320 par

The fund has entered into a loan agreement with MMLIC under which MMLIC made a term loan to the fund of $8,600,000, which matures on July 31, 2011, and agreed to make revolving loans to the fund of up to $2,400,000. Loans made under the loan agreement are secured by whole loans in the fund’s portfolio and bear interest at the one-month LIBOR plus 2.625% with a “floor” interest rate of 5.00%. In addition, the fund pays an annual fee of 1.28% on any unused portion of the fund’s revolving loan commitment.

¶	Interest Only - Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of May 31, 2009.

r	Variable Rate Security - The rate shown is the net coupon rate in effect as of May 31, 2009.

FIRST AMERICAN MORTGAGE FUNDS     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio (ASP)	May 31, 2009

♣	Loan has matured and the fund is anticipating payoff or refinancing. Unless disclosed otherwise, the loan continues to make monthly payments.

◆	Loan is currently in default with regards to scheduled interest and/or principal payments.

■	Securities pledged as collateral for outstanding reverse repurchase agreements. On May 31, 2009, securities valued at $6,144,795 were pledged as collateral for the following outstanding reverse repurchase agreements:

					Name of Broker
	Acquisition			Accrued	and Description
Amount	Date	Rate*	Due	Interest	of Collateral
$5,820,365	5/20/09	0.500%	6/19/09	$970	(1)

* Interest rate as of May 31, 2009. Rate is based on the London Interbank Offered Rate (“LIBOR”) plus a spread and reset monthly.

Name of broker and description of collateral:
(1)	Goldman Sachs:
Federal Home Loan Mortgage Corporation, 5.50%, 1/1/18, $442,798 par
Federal Home Loan Mortgage Corporation, 5.00%, 5/1/39, $1,942,734 par
Federal National Mortgage Association, 6.00%, 10/1/16, $225,594 par
Federal National Mortgage Association, 5.00%, 7/1/18, $1,060,792 par
Federal National Mortgage Association, 6.50%, 6/1/29, $132,620 par
Federal National Mortgage Association, 7.50%, 5/1/30, $27,991 par
Federal National Mortgage Association, 8.00%, 5/1/30, $11,346 par
Federal National Mortgage Association, 6.00%, 5/1/31, $247,944 par
Federal National Mortgage Association, 6.50%, 11/1/31, $126,403 par
Federal National Mortgage Association, 5.50%, 7/1/33, $1,695,056 par

The fund has entered into a lending commitment with Goldman Sachs. The monthly agreement permits the fund to enter into reverse repurchase agreements using U.S. government agency mortgage-backed securities as collateral.

Ø	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.

▲	On May 31, 2009, the cost of investments for federal income tax purposes was approximately $67,373,150. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:
	Gross unrealized appreciation	$1,944,031
	Gross unrealized depreciation	(3,933,369)
	Net unrealized depreciation	$(1,989,338)
Summary of Fair Value Exposure
The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on September 1, 2008. FAS 157 requires the fund to classify its securities based on a valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in preferred stocks and mutual funds with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are U.S. government agency mortgage-backed securities and commercial mortgage-backed securities.

Level 3 - Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are whole loans, unregistered corporate notes issued by real-estate related companies, and private mortgage-backed securities. These securities have limited or no observable fair value inputs available, and as such, the fair value is determined through independent broker quotations or management’s fair value procedures adopted by the board of directors.

FIRST AMERICAN MORTGAGE FUNDS     2009 Quarterly Report

Schedule of INVESTMENTS (unaudited)

American Strategic Income Portfolio (ASP)	May 31, 2009

The valuation levels are not necessarily an indication of the risk associated with investing in these investments. Industry implementation has just begun and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of May 31, 2009, the fund's investments were classified as follows:

Investments in
Securities
Level 1 - Quoted prices in active markets for identical assets	$10,747,730
Level 2 - Other significant observable inputs	16,873,258
Level 3 - Significant unobservable inputs	37,762,824
Total	$65,383,812

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Investments in
Securities
Balance as of August 31, 2008	$46,643,980
Realized gain (loss)	6,489
Net change in unrealized appreciation (depreciation)	(455,655)
Net purchases (sales)	(8,431,990)
Balance as of May 31, 2009	$37,762,824

FIRST AMERICAN MORTGAGE FUNDS     2009 Quarterly Report

Item 2. Controls and Procedures.

(a)
The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc.

By:    /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   July 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:   July 27, 2009

By:    /s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:   July 27, 2009